Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 - SUBSEQUENT EVENTS

The Company follows the guidance in FASB ASC 855- 10 for the disclosure of subsequent events. The Company evaluated subsequent events through the June 13, 2025, the financial statements were issued and determined the Company did not have any material subsequent event.